LARGE-CAP VALUE PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

(EXPRESSED IN UNITED STATES DOLLARS)

COMMON STOCKS -- 97.4%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Aerospace and Defense -- 3.6%
-----------------------------------------------------------------------
General Dynamics Corp.                         75,000      $  7,976,250
Northrop Grumman Corp.                         30,000         3,750,000
-----------------------------------------------------------------------
                                                           $ 11,726,250
-----------------------------------------------------------------------
Agricultural Equipment -- 1.2%
-----------------------------------------------------------------------
Deere & Co.                                    80,000      $  3,832,000
-----------------------------------------------------------------------
                                                           $  3,832,000
-----------------------------------------------------------------------
Auto Parts -- 0.9%
-----------------------------------------------------------------------
Johnson Controls, Inc.                         35,000      $  2,856,350
-----------------------------------------------------------------------
                                                           $  2,856,350
-----------------------------------------------------------------------
Banks -- 9.3%
-----------------------------------------------------------------------
Bank of America Corp.                         115,000      $  8,091,400
Charter One Financial, Inc.                    50,000         1,719,000
Comerica, Inc.                                 75,000         4,605,000
FleetBoston Financial Corp.                   100,000         3,235,000
TCF Financial Corp.                            40,000         1,964,000
U.S. Bancorp                                  150,000         3,502,500
Wells Fargo & Co.                             150,000         7,509,000
-----------------------------------------------------------------------
                                                           $ 30,625,900
-----------------------------------------------------------------------
Beverages -- 1.5%
-----------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                     100,000      $  5,000,000
-----------------------------------------------------------------------
                                                           $  5,000,000
-----------------------------------------------------------------------
Building and Construction - Miscellaneous -- 0.8%
-----------------------------------------------------------------------
Masco Corp.                                   100,000      $  2,711,000
-----------------------------------------------------------------------
                                                           $  2,711,000
-----------------------------------------------------------------------
Capital Goods -- 0.4%
-----------------------------------------------------------------------
Caterpillar, Inc.                              30,000      $  1,468,500
-----------------------------------------------------------------------
                                                           $  1,468,500
-----------------------------------------------------------------------
Chemicals -- 2.1%
-----------------------------------------------------------------------
Air Products and Chemicals, Inc.              100,000      $  5,047,000
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Chemicals (continued)
-----------------------------------------------------------------------
Rohm and Haas Co.                              50,000      $  2,024,500
-----------------------------------------------------------------------
                                                           $  7,071,500
-----------------------------------------------------------------------
Communications Services -- 4.0%
-----------------------------------------------------------------------
Alltel Corp.                                  100,000      $  4,700,000
BCE, Inc.                                     300,000         5,226,000
BellSouth Corp.                               100,000         3,150,000
-----------------------------------------------------------------------
                                                           $ 13,076,000
-----------------------------------------------------------------------
Computers and Business Equipment -- 3.0%
-----------------------------------------------------------------------
Diebold, Inc.                                  75,000      $  2,793,000
International Business Machines Corp.         100,000         7,200,000
-----------------------------------------------------------------------
                                                           $  9,993,000
-----------------------------------------------------------------------
Consulting Services -- 1.2%
-----------------------------------------------------------------------
Accenture Ltd., Class A(1)                    200,000      $  3,800,000
-----------------------------------------------------------------------
                                                           $  3,800,000
-----------------------------------------------------------------------
Consumer Non-Durables -- 2.0%
-----------------------------------------------------------------------
Kimberly-Clark Corp.                          105,000      $  6,510,000
-----------------------------------------------------------------------
                                                           $  6,510,000
-----------------------------------------------------------------------
Consumer Products - Miscellaneous -- 1.3%
-----------------------------------------------------------------------
Fortune Brands, Inc.                           75,000      $  4,200,000
-----------------------------------------------------------------------
                                                           $  4,200,000
-----------------------------------------------------------------------
Diversified Manufacturing and Services -- 2.3%
-----------------------------------------------------------------------
Teleflex, Inc.                                 25,000      $  1,428,750
United Technologies Corp.                      90,000         6,111,000
-----------------------------------------------------------------------
                                                           $  7,539,750
-----------------------------------------------------------------------
Drugs -- 2.1%
-----------------------------------------------------------------------
Schering-Plough Corp.                         125,000      $  3,075,000
Wyeth                                          75,000         3,840,000
-----------------------------------------------------------------------
                                                           $  6,915,000
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP VALUE PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Electric and Natural Gas Utility -- 1.2%
-----------------------------------------------------------------------
TXU Corp.                                      75,000      $  3,866,250
-----------------------------------------------------------------------
                                                           $  3,866,250
-----------------------------------------------------------------------
Electric Utilities -- 5.4%
-----------------------------------------------------------------------
Dominion Resources, Inc.                      100,000      $  6,620,000
Exelon Corp.                                  100,000         5,230,000
FPL Group, Inc.                               100,000         5,999,000
-----------------------------------------------------------------------
                                                           $ 17,849,000
-----------------------------------------------------------------------
Financial - Miscellaneous -- 1.7%
-----------------------------------------------------------------------
Federal National Mortgage Association          75,000      $  5,531,250
-----------------------------------------------------------------------
                                                           $  5,531,250
-----------------------------------------------------------------------
Financial Services -- 6.7%
-----------------------------------------------------------------------
Bank of New York Co., Inc. (The)              175,000      $  5,906,250
Citigroup, Inc.                               150,000         5,812,500
H&R Block, Inc.                                37,500         1,730,625
Lehman Brothers Holdings, Inc.                 75,000         4,689,000
Merrill Lynch & Co., Inc.                     100,000         4,050,000
-----------------------------------------------------------------------
                                                           $ 22,188,375
-----------------------------------------------------------------------
Food - Retail -- 0.6%
-----------------------------------------------------------------------
Kroger Co. (The)(1)                           100,000      $  1,990,000
-----------------------------------------------------------------------
                                                           $  1,990,000
-----------------------------------------------------------------------
Foods -- 3.2%
-----------------------------------------------------------------------
General Mills, Inc.                           100,000      $  4,408,000
Sara Lee Corp.                                300,000         6,192,000
-----------------------------------------------------------------------
                                                           $ 10,600,000
-----------------------------------------------------------------------
Health Care Services -- 2.7%
-----------------------------------------------------------------------
Healthcare Company (The)                      150,000      $  7,125,000
UnitedHealth Group, Inc.                       20,000         1,831,000
-----------------------------------------------------------------------
                                                           $  8,956,000
-----------------------------------------------------------------------
Insurance -- 5.9%
-----------------------------------------------------------------------
Hartford Financial Services Group, Inc.        85,000      $  5,054,950
MetLife, Inc.                                 175,000         5,040,000
Progressive Corp. (The)                        50,000         2,892,500
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Insurance (continued)
-----------------------------------------------------------------------
XL Capital Ltd. - Class A                      75,000      $  6,352,500
-----------------------------------------------------------------------
                                                           $ 19,339,950
-----------------------------------------------------------------------
Manufactured Housing -- 0.5%
-----------------------------------------------------------------------
Clayton Homes, Inc.                           100,000      $  1,580,000
-----------------------------------------------------------------------
                                                           $  1,580,000
-----------------------------------------------------------------------
Medical Products -- 1.1%
-----------------------------------------------------------------------
Abbott Laboratories                           100,000      $  3,765,000
-----------------------------------------------------------------------
                                                           $  3,765,000
-----------------------------------------------------------------------
Metals - Industrial -- 2.0%
-----------------------------------------------------------------------
Alcoa, Inc.                                   200,000      $  6,630,000
-----------------------------------------------------------------------
                                                           $  6,630,000
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 1.5%
-----------------------------------------------------------------------
Baker Hughes, Inc.                            150,000      $  4,993,500
-----------------------------------------------------------------------
                                                           $  4,993,500
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 1.5%
-----------------------------------------------------------------------
Anadarko Petroleum Corp.                      100,000      $  4,930,000
-----------------------------------------------------------------------
                                                           $  4,930,000
-----------------------------------------------------------------------
Oil and Gas - Integrated -- 6.8%
-----------------------------------------------------------------------
ChevronTexaco Corp.                            75,000      $  6,637,500
Conoco, Inc.                                  250,000         6,950,000
Exxon Mobil Corp.                             125,000         5,115,000
Occidental Petroleum Corp.                    125,000         3,748,750
-----------------------------------------------------------------------
                                                           $ 22,451,250
-----------------------------------------------------------------------
Paper and Forest Products -- 2.2%
-----------------------------------------------------------------------
Weyerhaeuser Co.                              115,000      $  7,342,750
-----------------------------------------------------------------------
                                                           $  7,342,750
-----------------------------------------------------------------------
Publishing -- 2.6%
-----------------------------------------------------------------------
Gannett Co., Inc.                              75,000      $  5,692,500
McGraw-Hill Cos., Inc. (The)                   50,000         2,985,000
-----------------------------------------------------------------------
                                                           $  8,677,500
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP VALUE PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
REITS -- 3.7%
-----------------------------------------------------------------------
AMB Property Corp.                             75,000      $  2,325,000
Avalonbay Communities, Inc.                    35,000         1,634,500
Chateau Communities, Inc.                      50,000         1,530,000
Equity Office Properties Trust                100,000         3,010,000
General Growth Properties, Inc.                35,000         1,785,000
Public Storage, Inc.                           50,000         1,855,000
-----------------------------------------------------------------------
                                                           $ 12,139,500
-----------------------------------------------------------------------
Retail - Food and Drug -- 0.7%
-----------------------------------------------------------------------
CVS Corp.                                      75,000      $  2,295,000
-----------------------------------------------------------------------
                                                           $  2,295,000
-----------------------------------------------------------------------
Retail - General -- 1.9%
-----------------------------------------------------------------------
Sears Roebuck & Co.                           115,000      $  6,244,500
-----------------------------------------------------------------------
                                                           $  6,244,500
-----------------------------------------------------------------------
Retail - Restaurants -- 0.6%
-----------------------------------------------------------------------
McDonald's Corp.                               75,000      $  2,133,750
-----------------------------------------------------------------------
                                                           $  2,133,750
-----------------------------------------------------------------------
Retail - Specialty -- 0.5%
-----------------------------------------------------------------------
Haverty Furniture Cos., Inc.                   75,000      $  1,481,250
-----------------------------------------------------------------------
                                                           $  1,481,250
-----------------------------------------------------------------------
Retail - Specialty and Apparel -- 4.1%
-----------------------------------------------------------------------
Target Corp.                                  150,000      $  5,715,000
TJX Companies, Inc.                           400,000         7,844,000
-----------------------------------------------------------------------
                                                           $ 13,559,000
-----------------------------------------------------------------------
Savings & Loans -- 2.5%
-----------------------------------------------------------------------
Washington Mutual, Inc.                       225,000      $  8,349,750
-----------------------------------------------------------------------
                                                           $  8,349,750
-----------------------------------------------------------------------
Telecommunication Equipment -- 0.4%
-----------------------------------------------------------------------
Nokia Oyj ADR                                 100,000      $  1,448,000
-----------------------------------------------------------------------
                                                           $  1,448,000
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Transportation -- 1.3%
-----------------------------------------------------------------------
Burlington Northern Santa Fe Corp.             75,000      $  2,250,000
Union Pacific Corp.                            30,000         1,898,400
-----------------------------------------------------------------------
                                                           $  4,148,400
-----------------------------------------------------------------------
Trucks and Parts -- 0.4%
-----------------------------------------------------------------------
Oshkosh Truck Corp.                            25,000      $  1,477,750
-----------------------------------------------------------------------
                                                           $  1,477,750
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $292,245,190)                          $321,292,975
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 3.2%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
CXC, Inc., 1.97%, 7/1/02                     $  5,344      $  5,344,334
Unilever Capital Corp., 1.99%, 7/1/02           5,345         5,344,409
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $10,688,743)                        $ 10,688,743
-----------------------------------------------------------------------
Total Investments -- 100.6%
   (identified cost $302,933,933)                          $331,981,718
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.6)%                   $ (2,000,785)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $329,980,933
-----------------------------------------------------------------------

 REIT-Real Estate Investment Trust
 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP VALUE PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

(EXPRESSED IN UNITED STATES DOLLARS)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2002
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $302,933,933)        $331,981,718
Cash                                             2,414
Receivable for investments sold             10,782,442
Dividends receivable                           679,708
Prepaid expenses                                   974
Tax reclaim receivable                           5,919
------------------------------------------------------
TOTAL ASSETS                              $343,453,175
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $ 13,440,760
Payable to affiliate for Trustees' fees          3,706
Accrued expenses                                27,776
------------------------------------------------------
TOTAL LIABILITIES                         $ 13,472,242
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $329,980,933
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $300,932,631
Net unrealized appreciation (computed on
   the basis of identified cost)            29,048,302
------------------------------------------------------
TOTAL                                     $329,980,933
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2002
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes, $7,411)  $  3,291,610
Interest                                       132,949
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  3,424,559
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  1,000,245
Trustees' fees and expenses                      7,975
Custodian fee                                   81,135
Legal and accounting services                   16,784
Miscellaneous                                    3,797
------------------------------------------------------
TOTAL EXPENSES                            $  1,109,936
------------------------------------------------------

NET INVESTMENT INCOME                     $  2,314,623
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ (8,341,207)
------------------------------------------------------
NET REALIZED LOSS                         $ (8,341,207)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(13,919,550)
   Foreign currency                                517
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(13,919,033)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(22,260,240)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(19,945,617)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP VALUE PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2002     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2001
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $      2,314,623  $       3,089,289
   Net realized loss                            (8,341,207)          (584,636)
   Net change in unrealized appreciation
      (depreciation)                           (13,919,033)         2,891,832
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $    (19,945,617) $       5,396,485
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $    103,154,045  $     130,407,459
   Withdrawals                                 (40,584,356)       (38,892,516)
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $     62,569,689  $      91,514,943
-----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     42,624,072  $      96,911,428
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $    287,356,861  $     190,445,433
-----------------------------------------------------------------------------
AT END OF PERIOD                          $    329,980,933  $     287,356,861
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP VALUE PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2002       -------------------------------------------------------------
                                  (UNAUDITED)           2001         2000         1999         1998         1997
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.70%(2)        0.71%        0.73%        0.71%        0.72%        0.73%
   Net investment income                  1.46%(2)        1.35%        1.23%        0.99%        0.95%        1.37%
Portfolio Turnover                          79%             78%         163%         126%          95%          93%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                          (5.67)%          2.16%          --           --           --           --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $329,981        $287,357     $190,445     $177,047     $171,117     $143,348
-------------------------------------------------------------------------------------------------------------------

 (1) Total Return is required to be disclosed for fiscal years beginning after December 15, 2000.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP VALUE PORTFOLIO AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Large-Cap Value Portfolio (formerly Growth & Income Portfolio) (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to provide growth of principal and income by investing primarily in value stocks of large-cap companies. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest available bid and asked prices on the principal market where the security was traded. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable, including any security the disposition of which is restricted under the Securities Act of 1933, and other assets will be appraised at their fair value as determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2002, $39 in credit balances were used to reduce the Portfolio's custodian fee.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

LARGE-CAP VALUE PORTFOLIO AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee equal to 0.625% annually of the Portfolio's average daily net assets. For the six months ended June 30, 2002, the fee amounted to $1,000,245. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2002, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $304,924,495 and $240,593,605, respectively, for the six months ended June 30, 2002.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $292,245,190
    ------------------------------------------------------
    Gross unrealized appreciation             $ 32,087,289
    Gross unrealized depreciation               (3,039,504)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 29,047,785
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2002.

6 Name Change
-------------------------------------------
   Effective May 1, 2002, Growth & Income Portfolio changed its name to Large-Cap Value Portfolio.

EATON VANCE LARGE-CAP VALUE FUND AS OF JUNE 30, 2002

INVESTMENT MANAGEMENT

LARGE-CAP VALUE PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Michael R. Mach
Vice President and Portfolio
Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant